Subsidiaries - Summarized Financial Information of Subsidiary with Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	¥ 38,985	¥ 16,738	¥ 24,072
Non-current assets	287,398	290,190	222,877
Current liabilities	(95,681)	(95,490)	(83,687)
Non-current liabilities	(145,571)	(134,109)	(84,793)
Net assets	85,131	77,329	78,469
Carrying amount of non-controlling interests	15,547	13,223	13,212
Revenue	92,561	154,322	143,623
(Loss)/Profit for the year	(11,827)	3,084	3,364	[1]
Total comprehensive income	(12,045)	3,001	3,619	[1]
(Loss)/profit allocated to non-controlling interests	(980)	444	469	[1]
Net cash generated from operating activities	2,698	31,175	15,388	[1]
Net cash used in investing activities	(8,049)	(14,427)	(20,517)	[1]
Net cash (used in)/generated from financing activities	¥ 28,945	¥ (21,833)	¥ 5,220	[1]
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Non-controlling interests percentage	45.00%	45.00%
Current assets	¥ 2,292	¥ 3,010
Non-current assets	50,975	53,855
Current liabilities	(16,033)	(15,494)
Non-current liabilities	(18,431)	(22,233)
Net assets	18,803	19,138
Carrying amount of non-controlling interests	8,809	9,003
Revenue	20,675	32,612
(Loss)/Profit for the year	(181)	784
Total comprehensive income	(304)	798
(Loss)/profit allocated to non-controlling interests	(109)	350
Dividend paid to non-controlling interests	31	45
Net cash generated from operating activities	4,268	8,259
Net cash used in investing activities	(1,430)	(1,990)
Net cash (used in)/generated from financing activities	¥ (3,201)	(6,097)
Southern Airlines Freight and Logistics Guangzhou Co Ltd [member]
Disclosure of subsidiaries [line items]
Non-controlling interests percentage	45.00%
Current assets	¥ 8,479
Non-current assets	732
Current liabilities	(2,708)
Non-current liabilities	(112)
Net assets	6,391
Carrying amount of non-controlling interests	2,892	¥ 0
Revenue	15,397
(Loss)/Profit for the year	4,013
Total comprehensive income	4,013
(Loss)/profit allocated to non-controlling interests	16
Dividend paid to non-controlling interests	2
Net cash generated from operating activities	5,241
Net cash used in investing activities	(1,468)
Net cash (used in)/generated from financing activities	¥ 1,122

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).